DEFERRED GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2011
DEFERRED GOVERNMENT GRANTS
16.	DEFERRED GOVERNMENT GRANTS

During the years ended December 31, 2010 and 2011, the Group received RMB3,570,000 and RMB2,950,000(US$468,708), respectively, in government grants from the relevant PRC government authorities, out of which amounts of RMB720,000 and RMB2,240,000 (US$355,900), respectively, are required to be used towards the construction of the Group’s new manufacturing facilities located in Shenyang City of the PRC. These grants are not otherwise subject to adjustment or refund. The amortization of such government grants related to the Group’s new manufacturing facilities under construction has commenced as the related assets have been ready for use and commenced depreciation.

None of the grants received in years ended December 31, 2010 and 2011 are required to be used to reimburse the interest expense incurred by Liaoning Nuokang on bank loans borrowed to finance one of its research and development projects.

Of the grants received in the year ended December 31, 2011, RMB510,000 (US$81,031), is reserved to pay for the acquisition cost of VHK by Nuokang Distribution. The Group is required to provide the financial statements of VHK for the most recent three fiscal years from the acquisition date to the relevant government authority of the PRC. The Group is also required to provide the operating results of acquisition projects on a semi-annual basis after VHK generates revenue for formal approval by the relevant government authority. As such, these grants will be recognized when the formal approvals are to be obtained.

The remaining portion of the government grants received in the years ended December 31, 2010 and 2011 is required to be used in research and development projects as authorized by the relevant PRC government authorities. The Group is required to provide the results of the underlying research and development projects upon completion, regardless of the result, for formal approval by the relevant government authority. As such, these grants are recognized when the formal approvals are obtained.

Movements in deferred government grants are as follows:

	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Balance at beginning of year	19,258	21,621	3,435
Additions	3,570	2,950	469
Amortization as a reduction of interest expense	—	(23)	(4)
Amortization as a reduction of depreciation of manufacturing facilities	(1,207)	(1,363)	(216)

Balance at end of year	21,621	23,185	3,684